COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2015
Legal Contingencies
Estimated Tax Liability		$ 474		$ 438
Incremental tax and interest liability		$ 12,000
Increase in Effective Tax Rate		3.50%
Risk Management Programs
Self Insurance Reserve		$ 168	$ 197
Not primary beneficiary
Guarantees
Guarantees of indebtedness owed by third parties		82
Guarantees of indebtedness owed by third parties
Guarantees
Guarantees of indebtedness owed by third parties		766
Tax Years 2007-2009
Legal Contingencies
IRS Claim		2,700			$ 3,300
IRS Notice Income Reallocation					$ 9,000
Transfer Pricing Adjustment	$ 385
IRS Amended Claim	135
IRS Amended Claim Related to Mexico Licensee	$ 138
Total deposit for the 2007 through 2009 tax years		6,000
Interest Income (Expense), Nonoperating		77
Interest Receivable, Noncurrent		$ 103